Share option plans (Details) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2020 GBP (£) instrument £ / shares shares	Jun. 30, 2019 GBP (£) instrument
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares) | instrument	1,605,000	4,249,050
RSUs issued related to an element of annual base salary | shares	1,069,184
RSUs issued related to additional equity grants | shares	7,372,865
Fair value of each RSUs relating to annual base salary | £ / shares	£ 0.55
Fair value of each RSUs relating to additional grants | £ / shares	£ 0.43
Share-based payment charge | £	£ 2,208	£ 1,286
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted | instrument	8,442,048	740,496